Share Based Compensation - Summary of Restricted Stock Option Activity (Details) - Restricted Share Units - ¥ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted	2,980,591
Number of shares Outstanding, Vested	2,964,091
Number of shares Outstanding, Ending Balance	16,500
Weighted average grant date fair value, Granted	¥ 55.02
Weighted average grant date fair value, Vested	54.77
Weighted average grant date fair value, Outstanding	¥ 95.46
Weighted average remaining contractual life, Outstanding	2 years 5 months 15 days	0 years